THE WRIGHT MANAGED BLUE CHIP INVESTMENT FUNDS

THE WRIGHT MANAGED EQUITY TRUST
Wright Selected Blue Chip Equities Fund (WSBEX)
Wright Major Blue Chip Equities Fund (WQCEX)
 Wright International Blue Chip Equities Fund (WIBCX)
and
THE WRIGHT MANAGED INCOME TRUST
Wright Current Income Fund (WCIFX)
(the "Trusts")

Supplement dated October 2, 2017 to the Combined Prospectus and Statement of Additional Information dated May 1, 2017

Effective on October 1, 2017, the Trusts' Boards of Trustees approved the elimination of the Rule 12b-1 Distribution Plan and shareholder services fee applicable to each Fund.  As a result, Fund shareholders will no longer pay a 12b-1 fee or shareholder services fee.

1. Accordingly, in the Prospectus, the table under the heading "Fees and Expenses" and the related "Example" with respect to each Fund is replaced in its entirety as follows:

1.a.  On page 2 of the Wright Selected Blue Chip Equities Fund Summary:

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.57%
Total Annual Fund Operating Expenses	1.17%

 (1)  Expense information in the table has been restated to reflect current fees after the elimination of the fund's Rule 12b-1 Plan and shareholder service fee, effective October 1, 2017.  If not restated, the fund's total annual fund operating expenses would be higher.

Example

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$119	$372	$644	$1,420

1.b.   On page 6 of the Wright Major Blue Chip Equities Fund Summary:

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Distribution and Service (12b-1) Fees	None
Other Expenses	1.35%
Total Annual Fund Operating Expenses	1.95%
Fee Waiver	(0.55)%
Net Annual Fund Operating Expenses After Fee Waiver(2)	1.40%

(1)  Expense information in the table has been restated to reflect current fees after the elimination of the fund's Rule 12b-1 Plan and shareholder service fee, effective October 1, 2017.  If not restated, the fund's total annual fund operating expenses (but not its net annual fund operating expenses) would be higher.

(2) Under a written agreement in effect through April 30, 2018, the fund's investment adviser, Wright Investors' Service, Inc. ("Wright" or "Adviser") waives a portion of its advisory fee and assumes operating expenses of the fund (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the fund's business) to the extent necessary to limit the net operating expense ratio to 1.40% of the fund's average daily net assets.  Net Annual Fund Operating Expenses After Fee Waiver may exceed the 1.40% limitation if exclusions from the fee waiver apply. This written agreement may be changed or eliminated before April 30, 2018 only with the consent of the fund's board of trustees (the "Board of Trustees" or "Trustees").

Example

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same except in year one. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$143	$559	$1,001	$2,230

1.c.    On page 10 of the Wright International Blue Chip Equities Fund Summary:

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees* (fees paid directly from your investment)
Redemption Fee (as a percentage of the amount redeemed, if applicable)	2.00%
*A redemption fee applies if you redeem your shares within three months of purchase.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%
Distribution and Service (12b-1) Fees	None
Other Expenses	1.18%
Total Annual Fund Operating Expenses	1.98%
Fee Waiver	(0.13)%
Net Annual Fund Operating Expenses After Fee Waiver(2)	1.85%

(1)  Expense information in the table has been restated to reflect current fees after the elimination of the fund's Rule 12b-1 Plan and shareholder service fee, effective October 1, 2017.  If not restated, the fund's total annual fund operating expenses (but not the its net annual fund operating expenses) would be higher.
(2) Under a written agreement in effect through April 30, 2018, the fund's investment adviser, Wright Investors' Service, Inc. ("Wright" or "Adviser")  waives a portion of its advisory fee and assumes operating expenses of the fund (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the fund's business) to the extent necessary to limit the net operating expense ratio to 1.85% of the fund's average daily net assets.  Net Annual Fund Operating Expenses After Fee Waiver may exceed the 1.85% limitation if exclusions from the fee waiver apply. This written agreement may be changed or eliminated before April 30, 2018 only with the consent of the fund's board of trustees (the "Board of Trustees" or "Trustees").

Example

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same except in year one. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$188	$609	$1,056	$2,296

1.d.    On page 14 of the Wright Current Income Fund Summary:

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.45%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.44%
Total Annual Fund Operating Expenses	0.89%

(1) Expense information in the table has been restated to reflect current fees after the elimination of the fund's Rule 12b-1 Plan and shareholder service fee, effective October 1, 2017.  If not restated, the fund's total annual fund operating expenses would be higher.

Example

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$91	$284	$493	$1,096

______________________________________________________________________________________
2.   In the Prospectus, the paragraph under the heading "Fund Expenses" on page 28 is replaced in its entirety with the following:
Fund Expenses
Annual fund operating expenses are paid by each fund out of its own assets. As a result, you pay for them indirectly because they reduce the fund's return. Fund expenses include management fees and administrative costs, such as shareholder recordkeeping and reports, custodian and pricing services and registration fees.

In addition to the contractual fee waivers described in the footnotes to the applicable fund's Annual Fund Operating Expense table, Wright has contractually agreed to limit the operating expense ratios of certain other funds should they otherwise rise above the agreed upon rate.  Specifically, Wright agrees to waive a portion of its advisory fee and assume operating expenses (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the fund's business) to the extent necessary to limit the net annual fund operating expense ratio of the Wright Selected Blue Chip Equities Fund and the Wright Current Income Fund to 1.40% and 1.00%, respectively, of the fund's average daily net assets.  Each contractual fee waiver agreement may be changed or eliminated before April 30, 2018 only with the consent of the fund's Board of Trustees.

Further, Wright may, but is not obligated to, voluntarily waive fees and/or assume operating expenses, in addition to the contractual waivers described above and in the footnote to the table of the applicable fund's Annual Fund Operating Expenses in each Summary Section, to further lower the net operating expense ratio of any fund. Wright can terminate these voluntary fee waivers at any time. During the fiscal year ended December 31, 2016, Wright voluntarily limited the net operating expense ratio to 0.90% of average daily net assets for the Wright Current Income Fund.

3.   In the Prospectus, the section entitled "Distribution and Service Plans" on page 31 is removed  in its entirety.
4.  In the Statement of Additional Information, the section titled "Principal Underwriter" on page 25, shall be revised to reflect that the Rule 12b-1 Plan was terminated effective October 1, 2017.
5.	In the Statement of Additional Information, the section titled "Service Plans" on page 27 shall be revised to reflect that the Service Plans were terminated effective October 1, 2017.

For more information, please contact the Funds at 1-800-555-0644 (toll free).

* * * *

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.